Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade Accounts Receivables and Other Current Assets

13) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2017 and 2016, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2017	2016
Insurance claims for recoveries	$1,750	$—
Refund of value added tax	865	653
Prepaid expenses	1,997	1,109
Other receivables	998	327

Total other current assets	$5,610	$2,089